UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05594

Exact name of registrant as specified in charter:	Prudential Short-Term Corporate Bond Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	12/31/2017

Date of reporting period:	9/30/2017

Item 1. Schedule of Investments

Prudential Short-Term Corporate Bond Fund, Inc.

Schedule of Investments

as of September 30, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.8%
ASSET-BACKED SECURITIES — 8.7%
Collateralized Loan Obligations
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A, 3 Month LIBOR + 1.700%	3.004	%(c)	01/15/28	25,000	$25,020,700
ALM Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A, 3 Month LIBOR + 1.490%	2.794	%(c)	10/15/28	20,000	20,187,774
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1R, 144A, 3 Month LIBOR + 1.250%	2.609	%(c)	10/13/30	5,000	5,000,000
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A, 3 Month LIBOR + 1.280%	2.597	%(c)	07/15/29	20,000	20,061,890
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2013-2A, Class A1LR, 144A, 3 Month LIBOR + 0.980%	2.295	%(c)	02/17/26	20,000	20,004,476
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2014-1A, Class AR2, 144A, 3 Month LIBOR + 1.260%	2.564	%(c)	07/16/29	40,000	40,019,180
Avery Point CLO Ltd. (Cayman Islands), Series 2014-5A, Class AR, 144A, 3 Month LIBOR + 0.980%	2.284	%(c)	07/17/26	35,000	35,167,986
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.590%	2.894	%(c)	10/15/28	10,000	10,162,401
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%	2.554	%(c)	07/15/29	34,100	34,121,422
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A, 3 Month LIBOR + 1.530%	2.834	%(c)	07/18/27	11,500	11,551,589
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	2.597	%(c)	10/15/30	15,000	15,000,000
CIFC Funding (Cayman Islands), Series 2017-4A, Class A1, 144A, 3 Month LIBOR + 1.250%	2.633	%(c)	10/24/30	14,000	14,098,574
Flatiron CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 0.890%	2.165	%(c)	04/15/27	10,000	10,003,650
Galaxy CLO Ltd. (Cayman Islands), Series 2014-17A, Class AR, 144A, 3 Month LIBOR + 1.400%	2.704	%(c)	07/15/26	10,000	10,030,837
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A, 3 Month LIBOR + 1.500%	2.807	%(c)	07/20/27	45,000	44,984,848
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class AR, 144A, 3 Month LIBOR + 1.180%	2.484	%(c)	07/15/26	32,000	32,076,896
Mill Creek CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.750%	3.057	%(c)	04/20/28	20,000	20,112,554
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A, 3 Month LIBOR + 1.460%	2.764	%(c)	07/15/27	26,000	26,008,224
Ocean Trails CLO (Cayman Islands), Series 2013-4A, Class AR, 144A, 3 Month LIBOR + 0.900%	2.192	%(c)	08/13/25	40,000	39,990,876
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	2.561	%(c)	07/15/30	40,000	40,018,412
OZLM Funding Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A, 3 Month LIBOR + 1.440%	2.751	%(c)	10/30/27	25,000	25,069,592
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	2.561	%(c)	10/30/30	35,000	35,019,526
Race Point CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	2.569	%(c)	10/15/30	15,000	15,068,700
Regatta Funding Ltd. (Cayman Islands), Series 2016-1A, Class A1, 144A, 3 Month LIBOR + 1.520%	2.794	%(c)	12/20/28	20,000	20,000,744
Regatta Funding Ltd. (Cayman Islands), Series 2017-1A, Class A, 144A, 3 Month LIBOR + 1.250%	2.619	%(c)	10/17/30	35,000	35,161,000
Silver Creek CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.240%	2.797	%(c)	07/20/30	20,000	20,175,874
Sound Point CLO Ltd. (Cayman Islands), Series 2015-2A, Class A, 144A, 3 Month LIBOR + 1.520%	2.827	%(c)	07/20/27	40,000	40,001,608

Telos CLO (Cayman Islands), Series 2013-3A, Class AR, 144A, 3 Month LIBOR + 1.300%	2.571	%(c)	07/17/26	20,000	20,010,706
TICP CLO Ltd. (Cayman Islands), Series 2017-7A, Class AS, 144A, 3 Month LIBOR + 1.230%	2.534	%(c)	07/15/29	40,000	40,014,412
Trinitas CLO Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A, 3 Month LIBOR + 1.700%	3.014	%(c)	10/25/28	10,000	10,040,069
UCG U.S. CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.280%	2.597	%(c)	10/23/29	40,000	40,309,776
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A, 3 Month LIBOR + 1.650%	2.957	%(c)	10/20/28	20,000	20,112,838
Wellfleet CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.250%	2.626	%(c)	10/20/29	40,000	40,183,200
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1AR, 144A, 3 Month LIBOR + 1.160%	2.472	%(c)	11/07/25	20,000	20,005,912
West CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 0.920%	2.245	%(c)	07/18/26	45,000	44,994,384
Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 1.050%	2.357	%(c)	07/20/27	5,000	5,001,644
Zais CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	2.647	%(c)	04/15/30	25,000	25,114,500

TOTAL ASSET-BACKED SECURITIES (cost $927,175,908)					929,906,774

BANK LOANS(c) — 0.4%
Technology — 0.3%
Dell International LLC, Term A-3 Loan, 1 Month LIBOR + 2.000%	3.334%		12/31/18	20,000	20,007,140
First Data Corp., 2020 Term A Loan, 1 Month LIBOR + 2.000%	3.237%		06/02/20	19,250	19,265,034

					39,272,174

Utilities — 0.1%
Calpine Corp., Term Loan (2017), 1 Month LIBOR + 1.750%	2.990%		12/31/19	7,463	7,459,836

					7,459,836

TOTAL BANK LOANS (cost $46,303,586)					46,732,010

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.4%
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A3	3.061%		02/10/48	12,750	12,968,103
Citigroup Commercial Mortgage Trust, Series 2016-C2, Class A2	1.846%		08/10/49	15,097	14,830,825
COMM Mortgage Trust, Series 2012-CR4, Class A2	1.801%		10/15/45	2,005	2,004,057
COMM Mortgage Trust, Series 2014-CR18, Class A3	3.528%		07/15/47	7,400	7,676,400
COMM Mortgage Trust, Series 2014-CR19, Class A3	3.530%		08/10/47	14,824	15,306,401
COMM Mortgage Trust, Series 2015-CR22, Class A3	3.207%		03/10/48	27,750	28,585,805
COMM Mortgage Trust, Series 2015-DC1, Class A3	3.219%		02/10/48	20,000	20,317,650
GS Mortgage Securities Trust, Series 2013-GC14, Class A3	3.526%		08/10/46	17,475	18,033,263
GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.680%		04/10/47	17,406	17,863,293
GS Mortgage Securities Trust, Series 2014-GC22, Class A3	3.516%		06/10/47	20,000	20,555,562
GS Mortgage Securities Trust, Series 2014-GC24, Class A3	3.342%		09/10/47	10,000	10,255,448

GS Mortgage Securities Trust, Series 2015-GC28, Class A3	3.307%	02/10/48	8,225	8,424,450
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A3	3.435%	08/15/47	15,000	15,420,591
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2	2.773%	10/15/48	19,754	20,025,090
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class A3	2.475%	12/15/47	7,000	7,046,117
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A3	2.682%	12/15/47	22,445	22,474,109
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3	3.525%	01/15/46	10,000	10,259,889
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2	3.070%	12/15/46	10,047	10,148,078
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A3A1	3.472%	07/15/47	20,000	20,580,960
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A3	2.523%	08/15/49	16,726	16,339,044
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A4	3.091%	08/10/49	90	92,351
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%	12/10/45	31,000	31,273,101
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A2	3.531%	07/15/46	10,000	10,338,555
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A3	3.086%	04/15/50	16,633	17,051,287
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A3	3.058%	05/15/48	5,791	5,854,162

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $365,401,725)				363,724,591

CORPORATE BONDS — 86.2%
Aerospace & Defense — 0.2%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.750%	10/11/21	5,936	6,400,658
Harris Corp., Sr. Unsec’d. Notes	1.999%	04/27/18	3,445	3,451,016
Harris Corp., Sr. Unsec’d. Notes	2.700%	04/27/20	8,270	8,356,813
United Technologies Corp., Jr. Sub. Notes	1.778%	05/04/18	5,055	5,057,412

				23,265,899

Agriculture — 1.4%
Altria Group, Inc., Gtd. Notes	9.250%	08/06/19	9,353	10,592,675
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A(a)	2.764%	08/15/22	38,610	38,826,931
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18	26,140	26,153,806
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A(a)	2.950%	07/21/20	25,925	26,318,484
Reynolds American, Inc., Gtd. Notes	2.300%	06/12/18	31,845	31,984,944
Reynolds American, Inc., Gtd. Notes	3.250%	06/12/20	4,905	5,040,531
Reynolds American, Inc., Gtd. Notes	6.875%	05/01/20	13,185	14,691,248

				153,608,619

Airlines — 1.1%
American Airlines, Series 2013-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.000%	01/15/27	2,203	2,309,704
American Airlines, Series 2013-2, Class A, Pass-Through Trust, Pass-Through Certificates	4.950%	07/15/24	29,929	32,063,941

Continental Airlines, Inc., Series 1998-3, Class A-1, Pass-Through Trust, Pass-Through Certificates	6.820%	11/01/19	777	790,731
Continental Airlines, Inc., Series 1999-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.545%	08/02/20	1,438	1,488,048
Continental Airlines, Inc., Series 2001-1, Class A-1, Pass-Through Trust, Pass-Through Certificates	6.703%	12/15/22	55	58,196
Continental Airlines, Inc., Series 2007-1, Class A, Pass-Through Trust, Pass-Through Certificates	5.983%	10/19/23	13,474	14,821,337
Continental Airlines, Inc., Series 2009-2, Class A, Pass-Through Trust, Pass-Through Certificates	7.250%	05/10/21	9,795	10,762,762
Continental Airlines, Inc., Series 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.750%	07/12/22	2,248	2,386,876
Delta Air Lines, Inc., Sr. Unsec’d. Notes	2.875%	03/13/20	8,462	8,557,160
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625%	03/15/22	15,975	16,419,100
Delta Air Lines, Inc., Series 2007-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.821%	02/10/24	4,116	4,743,699
Delta Air Lines, Inc., Series 2010-1, Class A, Pass-Through Trust, Pass-Through Certificates	6.200%	01/02/20	2,195	2,260,838
Delta Air Lines, Inc., Series 2010-2, Class A, Pass-Through Trust, Pass-Through Certificates	4.950%	11/23/20	8,847	9,133,985
Delta Air Lines, Inc., Series 2011-1, Class A, Pass-Through Trust, Pass-Through Certificates	5.300%	10/15/20	1,064	1,109,507
Delta Air Lines, Inc., Series 2012-1, Class A, Pass-Through Trust, Pass-Through Certificates	4.750%	11/07/21	6,747	7,050,326
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650%	11/05/20	7,235	7,331,693

				121,287,903

Apparel — 0.1%
VF Corp., Sr. Unsec’d. Notes	5.950%	11/01/17	5,915	5,933,899

Auto Manufacturers — 4.4%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	1.850%	09/15/21	17,495	17,188,192
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.875%	01/11/18	6,802	6,808,160
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.200%	05/05/20	5,275	5,281,239
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%	03/02/20	10,125	10,148,523
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.375%	08/01/18	15,000	15,081,989
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.145%	01/09/18	11,610	11,624,513
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	01/16/18	14,300	14,330,452
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%	03/12/19	19,450	19,546,454
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459%	03/27/20	22,930	22,948,065
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.551%	10/05/18	6,570	6,612,444
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.157%	08/04/20	12,740	12,999,779
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	3.200%	01/15/21	20,000	20,402,664
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.336%	03/18/21	14,025	14,343,550
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.339%	03/28/22	34,510	35,068,565
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.000%	05/15/18	45,956	46,870,007
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, MTN	2.943%	01/08/19	19,740	19,962,304
General Motors Co., Sr. Unsec’d. Notes	3.500%	10/02/18	39,500	40,141,361
General Motors Financial Co., Inc., Gtd. Notes	3.450%	01/14/22	7,980	8,150,617
General Motors Financial Co., Inc., Gtd. Notes	4.375%	09/25/21	9,739	10,324,573
General Motors Financial Co., Inc., Gtd. Notes	3.100%	01/15/19	11,500	11,662,232
General Motors Financial Co., Inc., Gtd. Notes	3.150%	01/15/20	14,815	15,073,908
General Motors Financial Co., Inc., Gtd. Notes(a)	3.150%	06/30/22	21,060	21,227,929
General Motors Financial Co., Inc., Gtd. Notes(a)	3.200%	07/06/21	10,175	10,353,853

General Motors Financial Co., Inc., Gtd. Notes	3.250%	05/15/18	6,975	7,037,451
General Motors Financial Co., Inc., Gtd. Notes	3.700%	11/24/20	14,000	14,493,948
General Motors Financial Co., Inc., Gtd. Notes	3.700%	05/09/23	10,025	10,216,279
General Motors Financial Co., Inc., Gtd. Notes(a)	3.950%	04/13/24	20,000	20,484,076
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.400%	09/15/19	18,145	18,208,082

				466,591,209

Auto Parts & Equipment — 0.4%
Delphi Automotive PLC, Gtd. Notes	3.150%	11/19/20	16,465	16,846,398
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A(a)	4.000%	04/29/20	7,000	7,227,500
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%	04/29/22	12,670	13,319,338

				37,393,236

Banks — 22.3%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.500%	04/11/22	20,200	20,687,085
Bank of America Corp., Jr. Sub. Notes, Series K	8.000%	12/31/49	10,601	10,752,594
Bank of America Corp., Jr. Sub. Notes, Series M	8.125%	12/31/49	10,000	10,312,500
Bank of America Corp., Jr. Sub. Notes, Series V	5.125%	12/31/49	15,000	15,319,200
Bank of America Corp., Sr. Unsec’d. Notes	5.700%	01/24/22	5,000	5,628,200
Bank of America Corp., Sr. Unsec’d. Notes	5.750%	12/01/17	30,860	31,072,240
Bank of America Corp., Sr. Unsec’d. Notes, GMTN(a)	2.625%	04/19/21	50,185	50,530,026
Bank of America Corp., Sr. Unsec’d. Notes, GMTN(a)	2.816%	07/21/23	25,000	25,007,390
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.124%	01/20/23	42,000	42,747,399
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%	05/01/18	5,000	5,114,166
Bank of America Corp., Sr. Unsec’d. Notes, MTN	6.875%	04/25/18	30,840	31,727,699
Bank of America Corp., Sr. Unsec’d. Notes, Series L, MTN	2.250%	04/21/20	5,845	5,858,022
Bank of America Corp., Sr. Unsec’d. Notes, Series L, MTN	2.600%	01/15/19	37,055	37,354,494
Bank of America Corp., Sr. Unsec’d. Notes, Series L, MTN	2.650%	04/01/19	12,435	12,546,913
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.050%	05/03/21	24,550	24,439,568
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300%	03/10/19	20,200	20,295,204
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.250%	01/12/21	29,300	29,828,279
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.684%	01/10/23	33,085	33,931,093
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, MTN	2.950%	05/23/22	27,711	27,954,743
BPCE SA (France), Gtd. Notes, MTN	2.500%	07/15/19	10,000	10,093,400
BPCE SA (France), Gtd. Notes, 144A, MTN(a)	3.000%	05/22/22	6,910	6,948,171
Capital One Financial Corp., Sr. Unsec’d. Notes	2.450%	04/24/19	12,075	12,148,961
Capital One NA, Sr. Unsec’d. Notes	2.250%	09/13/21	38,490	37,964,876
Capital One NA, Sr. Unsec’d. Notes	2.400%	09/05/19	12,135	12,189,509
CIT Group, Inc., Sr. Unsec’d. Notes	3.875%	02/19/19	20,000	20,375,000
Citigroup, Inc., Jr. Sub. Notes, Series Q	5.950%	12/31/49	19,535	20,585,006
Citigroup, Inc., Jr. Sub. Notes, Series R	6.125%	12/31/49	6,810	7,286,700
Citigroup, Inc., Sr. Unsec’d. Notes(a)	2.350%	08/02/21	18,000	17,871,028
Citigroup, Inc., Sr. Unsec’d. Notes	2.500%	09/26/18	10,245	10,313,152
Citigroup, Inc., Sr. Unsec’d. Notes	2.500%	07/29/19	19,810	19,975,878
Citigroup, Inc., Sr. Unsec’d. Notes(a)	2.550%	04/08/19	23,100	23,298,914
Citigroup, Inc., Sr. Unsec’d. Notes	2.700%	03/30/21	78,185	79,056,665
Citigroup, Inc., Sr. Unsec’d. Notes(a)	2.750%	04/25/22	26,030	26,155,156
Citigroup, Inc., Sr. Unsec’d. Notes	2.876%	07/24/23	14,860	14,878,906
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes	1.700%	04/27/18	8,230	8,236,479
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes(a)	3.000%	10/29/21	18,996	19,503,197
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, GMTN	2.300%	05/28/19	18,899	19,022,277

Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.125%	12/10/20	5,000	5,100,316
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes(a)	2.750%	03/26/20	20,250	20,460,800
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%	06/09/23	25,000	25,878,822
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A, MTN	2.800%	03/10/21	12,760	12,936,575
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%	05/12/21	13,895	14,161,585
Deutsche Bank AG London (Germany), Sr. Unsec’d. Notes	1.875%	02/13/18	25,445	25,449,902
Discover Bank, Sr. Unsec’d. Notes	2.000%	02/21/18	28,905	28,948,069
Fifth Third Bank, Sr. Unsec’d. Notes	2.300%	03/15/19	6,250	6,294,353
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%	04/25/19	7,620	7,683,077
First Horizon National Corp., Sr. Unsec’d. Notes	3.500%	12/15/20	13,890	14,301,071
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series L	5.700%	12/31/49	9,925	10,247,562
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series M	5.375%	12/31/49	9,610	9,956,921
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	2.905%	07/24/23	25,800	25,818,552
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	2.350%	11/15/21	24,690	24,478,806
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	2.600%	04/23/20	16,000	16,144,239
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	2.875%	02/25/21	38,750	39,296,255
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.900%	07/19/18	16,050	16,196,578
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	2.908%	06/05/23	48,970	49,008,828
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.000%	04/26/22	25,000	25,288,968
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.950%	01/18/18	21,835	22,111,831
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%	04/01/18	24,250	24,779,858
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	5.375%	03/15/20	10,000	10,742,694
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, GMTN	7.500%	02/15/19	39,872	42,822,886
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	1.500%	05/15/18	5,000	4,995,781
HSBC Bank USA NA, Sub. Notes	4.875%	08/24/20	12,865	13,834,963
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.650%	01/05/22	18,420	18,487,703
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	3.262%	03/13/23	33,335	34,024,227
HSBC USA, Inc., Sr. Unsec’d. Notes	2.625%	09/24/18	9,855	9,948,705
Huntington Bancshares, Inc., Sr. Unsec’d. Notes(a)	2.600%	08/02/18	13,660	13,751,398
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%	12/31/49	14,000	14,420,000
JPMorgan Chase & Co., Jr. Sub. Notes, Series Q	5.150%	12/31/49	10,000	10,375,000
JPMorgan Chase & Co., Jr. Sub. Notes, Series V	5.000%	12/31/49	20,000	20,340,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.250%	01/23/20	40,425	40,642,634
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.400%	06/07/21	29,670	29,771,083
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	2.776%	04/25/23	25,230	25,366,946
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	4.250%	10/15/20	14,475	15,325,260
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.000%	01/15/18	25,000	25,318,165
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.300%	04/23/19	65,200	69,573,362
JPMorgan Chase & Co., Sub. Notes(a)	3.375%	05/01/23	10,000	10,208,353
KeyBank NA, Sr. Unsec’d. Notes	2.500%	12/15/19	16,025	16,211,368
Lloyds Bank PLC (United Kingdom), Gtd. Notes	1.750%	05/14/18	20,260	20,275,524
Lloyds Bank PLC (United Kingdom), Gtd. Notes	1.750%	03/16/18	3,435	3,438,217
Lloyds Bank PLC (United Kingdom), Gtd. Notes	2.700%	08/17/20	7,494	7,616,262
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800%	01/13/20	24,810	26,785,955
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300%	01/30/19	23,960	24,086,772
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%	03/21/18	5,750	5,755,449

Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	2.450%	04/16/19	17,955	18,073,338
Morgan Stanley, Jr. Sub. Notes, Series H	5.450%	12/31/49	17,375	17,917,969
Morgan Stanley, Jr. Sub. Notes, Series J	5.550%	12/31/49	4,700	4,896,813
Morgan Stanley, Sr. Unsec’d. Notes	1.875%	01/05/18	7,140	7,147,020
Morgan Stanley, Sr. Unsec’d. Notes	2.650%	01/27/20	19,700	19,925,804
Morgan Stanley, Sr. Unsec’d. Notes	5.750%	01/25/21	20,526	22,664,095
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.375%	07/23/19	2,380	2,395,156
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.450%	02/01/19	9,430	9,495,827
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.500%	04/21/21	28,660	28,752,807
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%	01/26/20	14,765	15,856,257
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	6.625%	04/01/18	25,000	25,610,997
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	7.300%	05/13/19	21,690	23,479,112
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.125%	04/25/18	26,790	26,866,096
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.625%	11/17/21	40,640	40,784,789
Morgan Stanley, Sr. Unsec’d. Notes, MTN	2.750%	05/19/22	26,505	26,651,661
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%	09/23/19	5,498	5,872,438
MUFG Union Bank NA, Sr. Unsec’d. Notes	2.625%	09/26/18	17,785	17,934,045
PNC Bank NA, Sr. Unsec’d. Notes	2.200%	01/28/19	15,425	15,513,877
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875%	09/12/23	5,672	5,804,062
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%	10/16/20	21,590	21,891,871
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN	2.375%	03/25/19	44,760	45,087,598
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	1.500%	01/18/18	10,270	10,271,374
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%	01/10/19	8,680	8,740,612
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%	01/16/20	7,110	7,165,205
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.442%	10/19/21	4,330	4,308,387
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.350%	11/01/18	17,695	17,785,875
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.500%	05/01/19	20,200	20,372,356
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700%	01/27/22	13,070	13,174,367
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	1.875%	09/07/21	13,630	13,419,916
UBS AG (Switzerland), Sr. Unsec’d. Notes, GMTN(a)	2.375%	08/14/19	15,410	15,540,324
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A(a)	2.650%	02/01/22	28,325	28,213,612
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	2.950%	09/24/20	7,895	8,014,587
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.000%	04/15/21	5,074	5,143,854
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.491%	05/23/23	12,500	12,798,145
Wells Fargo & Co., Jr. Sub. Notes, Series K(a)	7.980%	12/31/49	17,472	17,996,160
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	2.625%	07/22/22	47,790	47,869,948

				2,379,108,119

Beverages — 1.5%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	1.900%	02/01/19	20,000	20,051,660
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	2.650%	02/01/21	77,630	78,890,761
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes(a)	3.300%	02/01/23	12,385	12,840,449
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	5.375%	01/15/20	10,000	10,760,691
Coca-Cola Femsa SAB de CV (Mexico), Gtd. Notes	2.375%	11/26/18	11,400	11,476,337
Constellation Brands, Inc., Gtd. Notes	2.700%	05/09/22	13,435	13,480,864
Constellation Brands, Inc., Gtd. Notes	3.875%	11/15/19	10,000	10,377,620

				157,878,382

Biotechnology — 2.2%
Amgen, Inc., Sr. Unsec’d. Notes(a)	1.850%		08/19/21	22,640	22,247,810
Amgen, Inc., Sr. Unsec’d. Notes	2.125%		05/01/20	13,895	13,914,130
Amgen, Inc., Sr. Unsec’d. Notes	2.200%		05/22/19	24,700	24,815,008
Amgen, Inc., Sr. Unsec’d. Notes	2.650%		05/11/22	34,500	34,781,693
Amgen, Inc., Sr. Unsec’d. Notes	6.150%		06/01/18	6,000	6,171,911
Baxalta, Inc., Gtd. Notes	2.875%		06/23/20	35,210	35,736,024
Biogen, Inc., Sr. Unsec’d. Notes	2.900%		09/15/20	17,408	17,834,945
Celgene Corp., Sr. Unsec’d. Notes(a)	2.250%		08/15/21	17,910	17,821,345
Celgene Corp., Sr. Unsec’d. Notes	2.300%		08/15/18	17,100	17,197,184
Celgene Corp., Sr. Unsec’d. Notes	2.875%		08/15/20	27,740	28,315,674
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.550%		09/01/20	9,620	9,791,043

					228,626,767

Building Materials — 0.5%
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	3.000%		06/15/20	11,225	11,392,736
Johnson Controls International PLC, Sr. Unsec’d. Notes	3.750%		01/15/18	6,652	6,680,127
Owens Corning, Inc., Gtd. Notes	4.200%		12/15/22	25,246	26,790,295
Vulcan Materials Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	1.920	%(c)	06/15/20	12,130	12,137,414

					57,000,572

Chemicals — 3.1%
Cabot Corp., Sr. Unsec’d. Notes	2.550%		01/15/18	19,425	19,468,240
Celanese US Holdings LLC, Gtd. Notes, Us Domestic	4.625%		11/15/22	8,900	9,604,939
CF Industries, Inc., Sr. Sec’d. Notes, 144A	3.400%		12/01/21	16,305	16,621,869
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A	2.450%		05/01/20	16,040	16,161,662
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%		11/15/21	44,913	47,585,910
Dow Chemical Co. (The), Sr. Unsec’d. Notes	8.550%		05/15/19	15,000	16,563,063
E.I. Du Pont De Nemours & Co., Sr. Unsec’d. Notes	2.200%		05/01/20	11,065	11,136,211
Eastman Chemical Co., Sr. Unsec’d. Notes	2.700%		01/15/20	39,675	40,152,398
Eastman Chemical Co., Sr. Unsec’d. Notes	4.500%		01/15/21	449	475,242
INVISTA Finance LLC, Sr. Sec’d. Notes, 144A	4.250%		10/15/19	7,635	7,864,050
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%		04/15/19	20,995	21,784,253
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21	19,935	22,490,217
Potash Corp of Saskatchewan, Inc. (Canada), Sr. Unsec’d. Notes	4.875%		03/30/20	19,415	20,479,165
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	1.350%		12/15/17	5,000	4,997,278
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	2.750%		06/01/22	22,130	22,278,981
Solvay Finance America LLC (Belgium), Gtd. Notes, 144A	3.400%		12/03/20	20,875	21,542,897
Westlake Chemical Corp., Gtd. Notes	4.625%		02/15/21	20,500	21,186,750
Yara International ASA (Norway), Sr. Unsec’d. Notes, 144A	7.875%		06/11/19	7,933	8,613,072

					329,006,197

Commercial Services — 1.0%
Ecolab, Inc., Sr. Unsec’d. Notes	1.450%		12/08/17	15,600	15,596,791
Ecolab, Inc., Sr. Unsec’d. Notes	2.250%		01/12/20	4,215	4,243,248
Equifax, Inc., Sr. Unsec’d. Notes	2.300%		06/01/21	15,830	15,465,560
ERAC USA Finance LLC, Gtd. Notes, 144A	2.800%		11/01/18	2,050	2,066,714
ERAC USA Finance LLC, Gtd. Notes, 144A	2.350%		10/15/19	20,835	20,919,454
ERAC USA Finance LLC, Gtd. Notes, 144A	2.600%		12/01/21	25,000	24,879,596
ERAC USA Finance LLC, Gtd. Notes, 144A	5.250%		10/01/20	6,000	6,488,567
ERAC USA Finance LLC, Gtd. Notes, 144A	6.375%		10/15/17	4,461	4,467,873
Total System Services, Inc., Sr. Unsec’d. Notes	3.800%		04/01/21	11,178	11,621,766

					105,749,569

Computers — 1.2%
Apple, Inc., Sr. Unsec’d. Notes	2.250%		02/23/21	8,870	8,941,365
Apple, Inc., Sr. Unsec’d. Notes	2.850%		05/06/21	5,000	5,137,894
Apple, Inc., Sr. Unsec’d. Notes	3.000%		02/09/24	13,990	14,336,243
Dell International LLC/EMC Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19	27,350	27,893,097
EMC Corp., Sr. Unsec’d. Notes	1.875%		06/01/18	22,460	22,370,835
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.450%		10/05/17	9,026	9,026,418
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850%		10/05/18	24,090	24,330,826
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	3.600%		10/15/20	2,136	2,214,061
Seagate HDD Cayman, Gtd. Notes	3.750%		11/15/18	13,195	13,425,781

					127,676,520

Diversified Financial Services — 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	7,310	7,480,104
American Express Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%	1.905	%(c)	05/22/18	2,000	2,005,409
American Express Co., Sr. Unsec’d. Notes	2.500%		08/01/22	25,000	24,971,366
American Express Co., Sr. Unsec’d. Notes	7.000%		03/19/18	19,920	20,416,565
American Express Credit Corp., Sr. Unsec’d. Notes, GMTN	2.250%		08/15/19	8,850	8,923,499
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.150%		11/21/18	3,675	3,684,369
Capital One Bank USA NA, Sr. Unsec’d. Notes(a)	2.300%		06/05/19	11,125	11,156,303
Capital One Bank USA NA, Sub. Notes	8.800%		07/15/19	7,995	8,909,281
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	2.200%		07/25/18	3,950	3,969,139
International Lease Finance Corp., Sr. Unsec’d. Notes	3.875%		04/15/18	16,644	16,828,516
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	5.250%		02/06/12	1,520	95,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	5.625%		01/24/13	1,000	63,000
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.000%		07/19/12	900	56,250
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, GMTN	2.750%		03/19/19	32,025	32,313,317
Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19	15,645	15,745,203
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	14,715	14,809,215
Synchrony Financial, Sr. Unsec’d. Notes(a)	3.000%		08/15/19	10,115	10,280,340

					181,706,876

Electric — 4.5%
American Electric Power Co., Inc., Sr. Unsec’d. Notes, Series E	1.650%		12/15/17	19,295	19,296,056
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.500%		09/01/22	12,160	12,134,979
Commonwealth Edison Co., First Mortgage	2.150%		01/15/19	5,375	5,400,870
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000%		05/15/21	16,755	16,591,430
Dominion Energy, Inc., Jr. Sub. Notes	2.579%		07/01/20	12,200	12,301,805
Dominion Energy, Inc., Jr. Sub. Notes	2.962%		07/01/19	2,810	2,850,383
Dominion Energy, Inc., Jr. Sub. Notes	4.104%		04/01/21	22,500	23,581,922
Dominion Energy, Inc., Sr. Unsec’d. Notes, Series B	2.750%		09/15/22	10,000	10,070,681
Dominion Energy, Inc., Sr. Unsec’d. Notes, Series C	2.000%		08/15/21	13,955	13,723,914
Duke Energy Corp., Sr. Unsec’d. Notes	1.800%		09/01/21	15,715	15,397,741
Duke Energy Corp., Sr. Unsec’d. Notes	2.100%		06/15/18	4,350	4,362,830
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.150%		01/22/19	12,900	12,950,224
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.350%		10/13/20	12,350	12,421,831
Emera US Finance LP (Canada), Gtd. Notes	2.150%		06/15/19	1,750	1,750,702
Emera US Finance LP (Canada), Gtd. Notes	2.700%		06/15/21	32,535	32,710,261
Enel Finance International NV (Italy), Gtd. Notes, 144A	2.875%		05/25/22	23,170	23,320,102

Entergy Corp., Sr. Unsec’d. Notes	4.000%		07/15/22	10,493	11,104,665
Entergy Corp., Sr. Unsec’d. Notes	5.125%		09/15/20	11,128	11,898,568
Eversource Energy, Sr. Unsec’d. Notes, Series K	2.750%		03/15/22	2,805	2,836,181
Exelon Corp., Jr. Sub. Notes	3.497%		06/01/22	23,219	23,917,719
Exelon Corp., Sr. Unsec’d. Notes(a)	2.450%		04/15/21	4,940	4,940,438
Exelon Corp., Sr. Unsec’d. Notes	2.850%		06/15/20	10,670	10,882,116
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950%		01/15/20	26,996	27,473,549
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	5.200%		10/01/19	4,994	5,296,582
Firstenergy Corp., Sr. Unsec’d. Notes	2.850%		07/15/22	25,000	25,066,191
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	2.100%		10/04/21	13,335	13,092,875
Georgia Power Co., Sr. Unsec’d. Notes	2.400%		04/01/21	19,095	19,120,057
IPALCO Enterprises, Inc., Sr. Sec’d. Notes, 144A(a)	3.700%		09/01/24	8,035	8,054,675
NextEra Energy Capital Holdings, Inc., Gtd. Notes	1.649%		09/01/18	14,030	14,023,877
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.500%		06/01/21	20,900	22,237,897
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.250%		09/15/21	5,290	5,462,263
PG&E Corp., Sr. Unsec’d. Notes	2.400%		03/01/19	18,060	18,153,475
PSEG Power LLC, Gtd. Notes(a)	3.000%		06/15/21	14,230	14,490,238
Southern Co. (The), Sr. Unsec’d. Notes	2.450%		09/01/18	7,050	7,099,236
Southern Co. (The), Sr. Unsec’d. Notes	2.750%		06/15/20	12,818	13,029,233
Southern Co. (The), Sr. Unsec’d. Notes	2.350%		07/01/21	4,505	4,479,942
TECO Finance, Inc., Gtd. Notes, MTN	6.572%		11/01/17	2,000	2,007,425

					483,532,933

Electronics — 0.3%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.000%		03/01/18	5,425	5,449,620
FLIR Systems, Inc., Sr. Unsec’d. Notes	3.125%		06/15/21	18,569	18,813,617
Fortive Corp., Sr. Unsec’d. Notes	2.350%		06/15/21	7,845	7,820,040
Tyco Electronics Group SA (Switzerland), Gtd. Notes	2.350%		08/01/19	3,455	3,473,421

					35,556,698

Food — 2.1%
JM Smucker Co. (The), Sr. Unsec’d. Notes	1.750%		03/15/18	5,965	5,970,775
JM Smucker Co. (The), Sr. Unsec’d. Notes	2.500%		03/15/20	14,625	14,761,816
Kraft Heinz Foods Co., Gtd. Notes	2.800%		07/02/20	38,045	38,732,326
Kraft Heinz Foods Co., Gtd. Notes	6.125%		08/23/18	11,431	11,871,233
Kroger Co. (The), Sr. Unsec’d. Notes	2.300%		01/15/19	4,125	4,139,550
Kroger Co. (The), Sr. Unsec’d. Notes	2.800%		08/01/22	7,525	7,545,463
Mccormick & Co., Inc., Sr. Unsec’d. Notes	2.700%		08/15/22	23,140	23,249,224
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000%		10/28/21	17,430	17,114,693
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	2.650%		10/03/21	17,035	17,017,889
Sysco Corp., Gtd. Notes	2.500%		07/15/21	6,520	6,561,550
Tyson Foods, Inc., Gtd. Notes	2.650%		08/15/19	13,580	13,741,874
Tyson Foods, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	1.768	%(c)	05/30/19	13,200	13,219,388
Tyson Foods, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.550%	1.868	%(c)	06/02/20	20,000	20,095,128
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.000%		10/20/17	7,390	7,388,971
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%		10/21/18	23,740	23,890,037
Wm. Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.900%		10/21/19	2,550	2,587,498

					227,887,415

Forest Products & Paper — 0.4%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400%		11/01/20	13,600	14,902,815
International Paper Co., Sr. Unsec’d. Notes (original cost $25,421,865; purchased 02/15/12-03/26/14)(f)	7.950%		06/15/18	20,080	20,906,729
International Paper Co., Sr. Unsec’d. Notes (original cost $10,962,174; purchased 09/26/13)(f)	9.375%		05/15/19	8,295	9,250,981

					45,060,525

Gas — 0.3%
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes(a)	2.800%	11/15/20	9,700	9,859,654
Sempra Energy, Sr. Unsec’d. Notes	2.850%	11/15/20	22,900	23,256,377

				33,116,031

Hand/Machine Tools — 0.3%
Stanley Black & Decker, Inc., Sub. Notes	1.622%	11/17/18	6,450	6,435,886
Stanley Black & Decker, Inc., Sub. Notes	2.451%	11/17/18	22,195	22,335,328

				28,771,214

Healthcare-Products — 2.4%
Abbott Laboratories, Sr. Unsec’d. Notes	2.800%	09/15/20	25,260	25,593,154
Abbott Laboratories, Sr. Unsec’d. Notes	2.900%	11/30/21	31,245	31,817,835
Becton Dickinson and Co., Sr. Unsec’d. Notes	2.675%	12/15/19	15,444	15,629,429
Becton Dickinson And Co., Sr. Unsec’d. Notes	2.894%	06/06/22	45,580	45,728,299
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850%	05/15/20	6,575	6,684,720
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	10,525	10,636,777
Medtronic, Inc., Gtd. Notes	2.500%	03/15/20	48,610	49,324,753
Stryker Corp., Sr. Unsec’d. Notes	2.625%	03/15/21	17,460	17,668,546
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.400%	02/01/19	4,985	5,018,648
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.000%	04/01/18	13,075	13,088,429
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.700%	04/01/20	15,435	15,589,055
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.150%	04/01/22	20,347	20,716,506

				257,496,151

Healthcare-Services — 2.3%
Aetna, Inc., Sr. Unsec’d. Notes	1.500%	11/15/17	3,000	2,999,634
Aetna, Inc., Sr. Unsec’d. Notes	2.200%	03/15/19	10,125	10,174,468
Aetna, Inc., Sr. Unsec’d. Notes(a)	2.750%	11/15/22	9,142	9,216,294
Anthem, Inc., Sr. Unsec’d. Notes	1.875%	01/15/18	41,195	41,220,541
Anthem, Inc., Sr. Unsec’d. Notes	2.250%	08/15/19	23,940	24,044,848
Anthem, Inc., Sr. Unsec’d. Notes	2.300%	07/15/18	9,875	9,917,721
Anthem, Inc., Sr. Unsec’d. Notes	3.700%	08/15/21	14,150	14,758,183
Anthem, Inc., Sr. Unsec’d. Notes	4.350%	08/15/20	3,930	4,166,298
Catholic Health Initiatives, Sec’d. Notes	1.600%	11/01/17	2,100	2,099,912
Catholic Health Initiatives, Unsec’d. Notes	2.600%	08/01/18	5,270	5,307,671
Centene Corp., Sr. Unsec’d. Notes	4.750%	05/15/22	25,000	26,093,750
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450%	06/15/21	1,416	1,559,762
Dignity Health, Sec’d. Notes	2.637%	11/01/19	8,900	8,979,558
Humana, Inc., Sr. Unsec’d. Notes	2.625%	10/01/19	9,010	9,110,526
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.500%	11/01/18	8,100	8,135,272
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20	3,640	3,678,801
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625%	11/15/20	3,730	3,965,514
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%	03/30/20	30,000	30,146,287
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.300%	12/15/19	8,600	8,677,058
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	2.700%	07/15/20	4,800	4,895,472
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.000%	02/15/18	15,075	15,318,346

				244,465,916

Home Builders — 0.4%
D.R. Horton, Inc., Gtd. Notes	3.625%	02/15/18	11,000	11,020,449
Lennar Corp., Gtd. Notes	4.125%	01/15/22	15,600	16,107,000
PulteGroup, Inc., Gtd. Notes	4.250%	03/01/21	5,143	5,335,863
Toll Brothers Finance Corp., Gtd. Notes	4.000%	12/31/18	8,050	8,180,812

				40,644,124

Home Furnishings — 0.1%
Whirlpool Corp., Sr. Unsec’d. Notes	2.400%	03/01/19	12,725	12,810,752

Household Products/Wares — 0.6%
Church & Dwight Co, Inc., Sr. Unsec’d. Notes	2.450%	08/01/22	14,710	14,655,026
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.375%	06/24/22	52,040	51,868,102

				66,523,128

Housewares — 0.6%
Newell Brands, Inc., Sr. Unsec’d. Notes	2.050%	12/01/17	7,090	7,095,579
Newell Brands, Inc., Sr. Unsec’d. Notes	2.600%	03/29/19	1,184	1,193,476
Newell Brands, Inc., Sr. Unsec’d. Notes	2.875%	12/01/19	34,655	35,187,281
Newell Brands, Inc., Sr. Unsec’d. Notes	3.150%	04/01/21	11,575	11,841,735
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000%	06/15/22	10,895	11,432,546

				66,750,617

Insurance — 2.9%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%	11/15/20	500	538,846
American International Group, Inc., Sr. Unsec’d. Notes	2.300%	07/16/19	29,190	29,335,243
American International Group, Inc., Sr. Unsec’d. Notes	3.300%	03/01/21	15,095	15,553,518
AXIS Specialty Finance LLC, Gtd. Notes	5.875%	06/01/20	6,075	6,590,656
AXIS Specialty Finance PLC, Gtd. Notes	2.650%	04/01/19	16,253	16,294,099
Chubb INA Holdings, Inc., Gtd. Notes	2.300%	11/03/20	14,800	14,908,433
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	6,300	6,729,056
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%	06/01/21	10,554	11,432,543
Markel Corp., Sr. Unsec’d. Notes	7.125%	09/30/19	14,001	15,284,165
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes, MTN	2.550%	10/15/18	5,875	5,915,303
MetLife, Inc., Sr. Unsec’d. Notes	1.756%	12/15/17	12,125	12,133,052
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	1.500%	01/10/18	8,310	8,309,402
Metropolitan Life Global Funding I, Sec’d. Notes, 144A	2.300%	04/10/19	40,000	40,278,798
New York Life Global Funding, Sec’d. Notes, 144A, MTN	2.100%	01/02/19	20,570	20,679,749
Nuveen Finance LLC, Sr. Unsec’d. Notes, 144A	2.950%	11/01/19	23,585	23,977,387
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A, MTN	1.500%	04/18/19	3,570	3,548,476
Principal Life Global Funding II, Sr. Sec’d. Notes, 144A	2.200%	04/08/20	9,525	9,544,942
Trinity Acquisition PLC, Gtd. Notes	3.500%	09/15/21	9,895	10,103,608
Unum Group, Sr. Unsec’d. Notes	3.000%	05/15/21	6,145	6,227,198
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	16,075	17,349,525
W.R. Berkley Corp., Sr. Unsec’d. Notes	6.150%	08/15/19	642	687,585
W.R. Berkley Corp., Sr. Unsec’d. Notes	7.375%	09/15/19	3,960	4,334,924
Willis Towers Watson PLC, Gtd. Notes	5.750%	03/15/21	16,033	17,618,476
XLIT Ltd. (Bermuda), Gtd. Notes	2.300%	12/15/18	9,251	9,286,968

				306,661,952

Internet — 0.2%
Amazon.com, Inc., Sr. Unsec’d. Notes, 144A	2.800%	08/22/24	22,165	22,250,109

Iron/Steel — 0.1%
Nucor Corp., Sr. Unsec’d. Notes	5.850%	06/01/18	11,000	11,288,152

Leisure Time — 0.3%
Carnival Corp., Gtd. Notes	1.875%	12/15/17	30,705	30,725,982

Lodging — 0.9%
Marriott International, Inc., Sr. Unsec’d. Notes	2.300%	01/15/22	36,420	35,955,191
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19	25,350	25,669,103
Marriott International, Inc., Sr. Unsec’d. Notes	3.125%	10/15/21	2,723	2,787,274
Marriott International, Inc., Sr. Unsec’d. Notes	3.375%	10/15/20	4,195	4,309,446
Marriott International, Inc., Sr. Unsec’d. Notes	6.750%	05/15/18	3,000	3,091,569
Marriott International, Inc., Sr. Unsec’d. Notes	7.150%	12/01/19	10,218	11,283,775
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%	03/01/18	7,610	7,624,260

				90,720,618

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, GMTN	1.700%	06/16/18	500	500,586

Machinery-Diversified — 0.1%
Roper Technologies, Inc., Sr. Unsec’d. Notes	1.850%	11/15/17	6,770	6,770,643

Media — 2.4%
21st Century Fox America, Inc., Gtd. Notes	5.650%	08/15/20	7,180	7,829,659
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes(a)	3.579%	07/23/20	2,400	2,463,786
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.464%	07/23/22	49,305	52,165,992
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18	4,698	4,876,524
Discovery Communications LLC, Gtd. Notes	2.200%	09/20/19	12,440	12,481,298
DISH DBS Corp., Gtd. Notes	4.250%	04/01/18	10,000	10,075,000
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	1.974%	04/15/19	13,725	13,770,668
NBCUniversal Media LLC, Gtd. Notes	4.375%	04/01/21	5,355	5,762,858
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	2.800%	06/15/20	500	503,448
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.500%	06/15/22	30,770	31,522,219
Sky PLC (United Kingdom), Gtd. Notes, 144A	2.625%	09/16/19	11,900	11,980,960
Sky PLC (United Kingdom), Gtd. Notes, 144A	6.100%	02/15/18	10,000	10,162,929
Time Warner Cable LLC, Sr. Sec’d. Notes	6.750%	07/01/18	9,162	9,493,654
Time Warner Cable LLC, Sr. Sec’d. Notes	8.250%	04/01/19	9,759	10,610,677
Time Warner Cable LLC, Sr. Sec’d. Notes	8.750%	02/14/19	10,135	11,009,055
Time Warner, Inc., Gtd. Notes	2.100%	06/01/19	14,000	14,023,083
Time Warner, Inc., Gtd. Notes	3.400%	06/15/22	16,320	16,834,704
Viacom, Inc., Jr. Sub. Notes(a)	5.875%	02/28/57	12,500	12,500,000
Viacom, Inc., Sr. Unsec’d. Notes	2.250%	02/04/22	12,500	11,964,896
Viacom, Inc., Sr. Unsec’d. Notes	3.125%	06/15/22	5,000	4,968,237

				254,999,647

Mining — 0.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	4.400%	05/30/21	1,563	1,680,814
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(a)	6.250%	10/19/75	2,935	3,221,163
Freeport-McMoRan, Inc., Gtd. Notes	2.375%	03/15/18	10,000	10,000,000
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%	06/09/21	10,112	10,476,104

				25,378,081

Miscellaneous Manufacturing — 0.2%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	4.750%	04/15/19	7,150	7,279,630
Crane Co., Sr. Unsec’d. Notes	2.750%	12/15/18	9,500	9,596,362
Ingersoll-Rand Global Holding Co. Ltd., Gtd. Notes, .	2.875%	01/15/19	3,715	3,757,339

				20,633,331

Oil & Gas — 3.1%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	4.850%	03/15/21	35,825	37,992,059
Apache Corp., Sr. Unsec’d. Notes	3.250%	04/15/22	17,952	18,208,783
BP Capital Markets PLC (United Kingdom), Gtd. Notes	2.520%	09/19/22	15,000	15,014,699

BP Capital Markets PLC (United Kingdom), Gtd. Notes	1.375%	05/10/18	15,300	15,290,446
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	2.112%	09/16/21	20,440	20,349,042
Canadian National Resources Ltd. (Canada), Sr. Unsec’d. Notes	3.450%	11/15/21	11,400	11,757,986
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	3.000%	08/15/22	3,400	3,328,984
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700%	10/15/19	21,014	22,268,536
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	1.750%	05/09/18	8,450	8,437,317
ConocoPhillips Co., Gtd. Notes	4.200%	03/15/21	11,590	12,325,793
Devon Energy Corp., Sr. Unsec’d. Notes(a)	3.250%	05/15/22	27,939	28,269,541
Devon Energy Corp., Sr. Unsec’d. Notes(a)	4.000%	07/15/21	10,941	11,373,694
Encana Corp. (Canada), Sr. Unsec’d. Notes(a)	3.900%	11/15/21	29,370	30,265,786
EOG Resources, Inc., Sr. Unsec’d. Notes	4.100%	02/01/21	3,390	3,570,996
EOG Resources, Inc., Sr. Unsec’d. Notes	4.400%	06/01/20	5,250	5,544,632
EQT Corp., Sr. Unsec’d. Notes	2.500%	10/01/20	6,905	6,930,699
Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	2.222%	03/01/21	10,295	10,372,773
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150%	06/15/19	4,305	4,590,316
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	7.250%	12/15/19	15,291	16,906,523
Nabors Industries, Inc., Gtd. Notes	6.150%	02/15/18	10,955	11,124,803
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	18,487	19,474,854
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%	05/01/18	19,140	19,687,861

				333,086,123

Oil & Gas Services — 0.3%
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	1.350%	12/01/17	5,360	5,354,333
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	2.350%	12/21/18	12,920	12,994,052
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.000%	12/21/20	10,125	10,369,572

				28,717,957

Packaging & Containers — 0.3%
Ball Corp., Gtd. Notes	4.375%	12/15/20	1,940	2,037,000
Bemis Co., Inc., Sr. Unsec’d. Notes	6.800%	08/01/19	1,879	2,028,709
WestRock RKT Co., Gtd. Notes	3.500%	03/01/20	13,815	14,154,767
WestRock RKT Co., Gtd. Notes	4.450%	03/01/19	12,675	13,084,894

				31,305,370

Pharmaceuticals — 5.0%
AbbVie, Inc., Sr. Unsec’d. Notes	2.000%	11/06/18	15,000	15,049,461
AbbVie, Inc., Sr. Unsec’d. Notes(a)	2.300%	05/14/21	20,430	20,396,339
AbbVie, Inc., Sr. Unsec’d. Notes	2.500%	05/14/20	61,995	62,737,843
Allergan Funding SCS, Gtd. Notes	2.450%	06/15/19	6,530	6,575,232
Allergan Funding SCS, Gtd. Notes	3.000%	03/12/20	73,525	75,063,734
Allergan Funding SCS, Gtd. Notes	3.450%	03/15/22	16,180	16,777,259
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	2.375%	10/08/19	15,975	16,067,413
Cardinal Health, Inc., Sr. Unsec’d. Notes	2.616%	06/15/22	23,985	23,965,459
Eli Lilly & Co., Sr. Unsec’d. Notes(a)	2.350%	05/15/22	9,850	9,865,722
Express Scripts Holding Co., Gtd. Notes	2.250%	06/15/19	25,000	25,099,255
Express Scripts Holding Co., Gtd. Notes(a)	4.750%	11/15/21	4,510	4,893,223
Forest Laboratories LLC, Gtd. Notes, 144A	4.375%	02/01/19	2,648	2,715,528
McKesson Corp., Sr. Unsec’d. Notes	2.284%	03/15/19	24,800	24,943,592
Mead Johnson Nutrition Co., Gtd. Notes	3.000%	11/15/20	27,255	28,000,706
Medco Health Solutions, Inc., Gtd. Notes	4.125%	09/15/20	2,000	2,099,674
Mylan NV, Gtd. Notes	2.500%	06/07/19	13,010	13,061,345
Mylan NV, Gtd. Notes	3.000%	12/15/18	4,090	4,136,176
Mylan NV, Gtd. Notes	3.150%	06/15/21	25,110	25,550,009
Mylan, Inc., Gtd. Notes	2.550%	03/28/19	3,195	3,209,778
Mylan, Inc., Gtd. Notes	2.600%	06/24/18	7,855	7,893,854
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	1.900%	09/23/19	17,540	17,505,322
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400%	09/23/21	47,645	47,478,418

Teva Pharmaceuticals Finance Netherlands III BV (Israel), Gtd. Notes	2.200%	07/21/21	56,780	54,667,992
Zoetis, Inc., Sr. Unsec’d. Notes	1.875%	02/01/18	10,650	10,671,780
Zoetis, Inc., Sr. Unsec’d. Notes	3.450%	11/13/20	15,455	15,978,958

				534,404,072

Pipelines — 2.2%
Buckeye Partners LP, Sr. Unsec’d. Notes	2.650%	11/15/18	5,610	5,633,172
Columbia Pipeline Group, Inc., Gtd. Notes	2.450%	06/01/18	8,745	8,775,081
DCP Midstream Operating LP, Gtd. Notes(a)	2.500%	12/01/17	8,990	8,990,899
DCP Midstream Operating LP, Gtd. Notes	2.700%	04/01/19	4,560	4,537,200
DCP Midstream Operating LP, Gtd. Notes, 144A(a)	5.350%	03/15/20	10,000	10,450,000
Enable Midstream Partners LP, Sr. Unsec’d. Notes	2.400%	05/15/19	6,545	6,525,700
Enterprise Products Operating LLC, Gtd. Notes	1.650%	05/07/18	8,305	8,302,047
Enterprise Products Operating LLC, Gtd. Notes(a)	2.550%	10/15/19	14,680	14,815,500
Enterprise Products Operating LLC, Gtd. Notes	2.850%	04/15/21	17,180	17,449,167
Enterprise Products Operating LLC, Gtd. Notes	6.650%	04/15/18	3,400	3,488,294
Kinder Morgan Energy Partners LP, Gtd. Notes	3.950%	09/01/22	10,000	10,381,989
Kinder Morgan Energy Partners LP, Gtd. Notes	2.650%	02/01/19	8,300	8,345,819
Kinder Morgan Energy Partners LP, Gtd. Notes	5.000%	10/01/21	29,692	31,979,344
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	04/01/20	5,000	5,466,903
Kinder Morgan, Inc., Gtd. Notes, 144A	5.000%	02/15/21	3,500	3,755,050
ONEOK Partners LP, Gtd. Notes	3.200%	09/15/18	9,185	9,295,228
ONEOK Partners LP, Gtd. Notes	3.375%	10/01/22	6,670	6,737,102
Phillips 66 Partners LP, Sr. Unsec’d. Notes	2.646%	02/15/20	3,535	3,556,887
Spectra Energy Partners LP, Sr. Unsec’d. Notes	2.950%	09/25/18	20,415	20,623,812
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	2.800%	10/15/22	1,500	1,476,829
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600%	08/15/18	7,142	7,174,444
Williams Partners LP, Sr. Unsec’d. Notes	3.600%	03/15/22	12,775	13,199,060
Williams Partners LP, Sr. Unsec’d. Notes	4.000%	11/15/21	4,559	4,759,975
Williams Partners LP, Sr. Unsec’d. Notes	4.125%	11/15/20	2,392	2,504,580
Williams Partners LP, Sr. Unsec’d. Notes	5.250%	03/15/20	12,042	12,925,118

				231,149,200

Real Estate — 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.125%	03/20/22	25,160	25,652,852

Real Estate Investment Trusts (REITs) — 2.7%
AvalonBay Communities, Inc., Sr. Unsec’d. Notes, GMTN	2.950%	09/15/22	10,258	10,416,201
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	33,867	36,781,499
Digital Realty Trust LP, Gtd. Notes	2.750%	02/01/23	10,050	10,005,603
Digital Realty Trust LP, Gtd. Notes	3.400%	10/01/20	6,235	6,429,684
Digital Realty Trust LP, Gtd. Notes	5.875%	02/01/20	20,020	21,524,828
ERP Operating LP, Sr. Unsec’d. Notes	2.375%	07/01/19	11,370	11,462,194
Government Properties Income Trust, Sr. Unsec’d. Notes	3.750%	08/15/19	5,100	5,172,414
HCP, Inc., Sr. Unsec’d. Notes	3.150%	08/01/22	13,097	13,253,498
Liberty Property LP, Sr. Unsec’d. Notes	4.750%	10/01/20	6,000	6,366,681
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17	13,340	13,346,917
Realty Income Corp., Sr. Unsec’d. Notes	2.000%	01/31/18	7,800	7,806,742
Realty Income Corp., Sr. Unsec’d. Notes(a)	6.750%	08/15/19	4,585	4,975,193
Regency Centers LP, Gtd. Notes	6.000%	06/15/20	3,877	4,199,880
Scentre Group Trust 1/Scentre Group Trust 2 (Australia), Gtd. Notes, 144A	2.375%	11/05/19	9,100	9,143,859
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	11,821	11,847,952
Simon Property Group LP, Sr. Unsec’d. Notes	2.200%	02/01/19	12,200	12,265,303
Ventas Realty LP, Gtd. Notes	3.100%	01/15/23	24,030	24,144,579
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	2.000%	02/15/18	8,035	8,042,335

Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	3.250%	08/15/22	3,100	3,153,352
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	4.750%	06/01/21	875	936,044
Vornado Realty LP, Sr. Unsec’d. Notes	2.500%	06/30/19	13,815	13,897,432
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	2.700%	09/17/19	5,400	5,447,641
WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	3.250%	10/05/20	13,485	13,770,139
Welltower, Inc., Sr. Unsec’d. Notes	5.250%	01/15/22	20,485	22,534,688
Welltower, Inc., Sr. Unsec’d. Notes	6.125%	04/15/20	5,930	6,505,568
Weyerhaeuser Co., Sr. Unsec’d. Notes(a)	7.375%	10/01/19	7,607	8,398,344

				291,828,570

Retail — 1.6%
AutoZone, Inc., Sr. Unsec’d. Notes	2.500%	04/15/21	6,310	6,306,875
CVS Health Corp., Sr. Unsec’d. Notes(a)	2.125%	06/01/21	5,000	4,953,760
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	12/05/18	14,250	14,313,682
CVS Health Corp., Sr. Unsec’d. Notes	2.250%	08/12/19	20,350	20,448,251
CVS Health Corp., Sr. Unsec’d. Notes	2.800%	07/20/20	59,833	60,864,434
CVS Health Corp., Sr. Unsec’d. Notes	4.750%	12/01/22	7,796	8,526,496
Dollar General Corp., Sr. Unsec’d. Notes	1.875%	04/15/18	26,920	26,947,997
L Brands, Inc., Gtd. Notes	6.625%	04/01/21	9,375	10,312,500
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	4.375%	09/01/23	10,620	10,667,508
Walgreens Boots Alliance, Inc., Sr. Unsec’d. Notes	2.700%	11/18/19	11,240	11,393,542

				174,735,045

Semiconductors — 1.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.000%	01/15/22	50,670	51,515,281
KLA-Tencor Corp., Sr. Unsec’d. Notes	2.375%	11/01/17	3,345	3,346,639
KLA-Tencor Corp., Sr. Unsec’d. Notes	3.375%	11/01/19	2,550	2,614,130
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	13,825	13,909,255
NVIDIA Corp., Sr. Unsec’d. Notes	2.200%	09/16/21	34,535	34,362,473
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18	8,825	8,913,250
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec’d. Notes, 144A	3.875%	09/01/22	10,000	10,425,000
Qualcomm, Inc., Sr. Unsec’d. Notes(a)	2.600%	01/30/23	4,090	4,099,659
QUALCOMM, Inc., Sr. Unsec’d. Notes(a)	3.000%	05/20/22	35,000	36,037,766

				165,223,453

Software — 1.5%
CA, Inc., Sr. Unsec’d. Notes	2.875%	08/15/18	7,865	7,937,240
CA, Inc., Sr. Unsec’d. Notes	3.600%	08/15/22	22,265	22,821,220
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700%	03/01/21	15,115	15,741,015
Fidelity National Information Services, Inc., Gtd. Notes	2.000%	04/15/18	7,500	7,510,661
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.250%	08/15/21	15,425	15,321,285
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850%	10/15/18	7,180	7,263,871
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625%	10/15/20	12,110	12,610,364
Fiserv, Inc., Sr. Unsec’d. Notes	2.700%	06/01/20	15,210	15,385,872
Microsoft Corp., Sr. Unsec’d. Notes	2.875%	02/06/24	13,930	14,235,339
Oracle Corp., Sr. Unsec’d. Notes	1.900%	09/15/21	18,460	18,325,294
Oracle Corp., Sr. Unsec’d. Notes	2.375%	01/15/19	17,340	17,515,545

				154,667,706

Telecommunications — 4.6%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	11,400	12,193,870
AT&T, Inc., Sr. Unsec’d. Notes	1.750%	01/15/18	14,900	14,909,083
AT&T, Inc., Sr. Unsec’d. Notes	2.450%	06/30/20	77,815	78,369,667
AT&T, Inc., Sr. Unsec’d. Notes	3.000%	06/30/22	7,185	7,254,955
AT&T, Inc., Sr. Unsec’d. Notes	3.600%	02/17/23	9,700	9,980,194
AT&T, Inc., Sr. Unsec’d. Notes	3.800%	03/15/22	14,195	14,786,484
AT&T, Inc., Sr. Unsec’d. Notes	3.800%	03/01/24	15,000	15,430,140
AT&T, Inc., Sr. Unsec’d. Notes	4.600%	02/15/21	4,700	4,992,806
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	2.350%	02/14/19	6,800	6,844,956
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	5.950%	01/15/18	33,835	34,245,676
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	1.950%	09/19/21	21,860	21,412,092
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A(a)	2.820%	01/19/22	32,770	32,948,550
Orange SA (France), Sr. Unsec’d. Notes	2.750%	02/06/19	21,115	21,370,638
Orange SA (France), Sr. Unsec’d. Notes	5.375%	07/08/19	4,828	5,108,752
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360%	03/20/23	25,000	25,375,000
Telefonica Emisiones SAU (Spain), Gtd. Notes	3.192%	04/27/18	28,700	28,932,315
Telefonos de Mexico Sab de CV (Mexico), Gtd. Notes	5.500%	11/15/19	8,700	9,334,900
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.946%	03/15/22	68,003	69,155,257
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.125%	03/16/22	34,480	35,331,894
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.500%	09/15/20	40,000	42,913,312

				490,890,541

Transportation — 0.1%
Federal Express Corp., Series 2012, Pass-Through Trust, Pass-Through Certificates, 144A	2.625%	01/15/18	714	713,454
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650%	03/02/20	7,480	7,562,166

				8,275,620

Trucking & Leasing — 0.3%
Penske Truck Leasing Co. Lp/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	2.500%	06/15/19	11,175	11,256,930
Penske Truck Leasing Co. Lp/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.200%	07/15/20	17,770	18,210,552
Penske Truck Leasing Co. Lp/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.300%	04/01/21	1,200	1,231,522

				30,699,004

TOTAL CORPORATE BONDS (cost $9,119,006,099)				9,188,013,885

MUNICIPAL BOND — 0.1%
Alabama
Alabama Economic Settlement Authority, Series B, Revenue Bonds (cost $5,150,000)	3.163%	09/15/25	5,150	5,247,026

	Shares
PREFERRED STOCK — 0.0%
Banks
Citigroup Capital XIII, 7.681% (Capital Security, fixed to floating preferred) 3 Month LIBOR + 6.370%(c) (cost $3,342,000)	132,000	3,666,960

TOTAL LONG-TERM INVESTMENTS (cost $10,466,379,318)		10,537,291,246

SHORT-TERM INVESTMENTS — 4.3%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	129,398,925	129,398,925
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $323,028,832; includes $322,716,494 of cash collateral for securities on loan)(b)(w)	323,003,247	323,035,547

TOTAL SHORT-TERM INVESTMENTS (cost $452,427,757)		452,434,472

TOTAL INVESTMENTS — 103.1% (cost $10,918,807,075)		10,989,725,718
Liabilities in excess of other assets(z) — (3.1)%		(331,449,902)

NET ASSETS — 100.0%		$10,658,275,816

The following abbreviations are used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $316,226,776; cash collateral of $322,716,494 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2017.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $36,384,039. The aggregate value of $30,157,710 is 0.3% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at September 30, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
8,886	2 Year U.S. Treasury Notes	Dec. 2017	$1,921,422,352	$1,916,737,969	$(4,684,383)
5,095	5 Year U.S. Treasury Notes	Dec. 2017	601,626,661	598,662,500	(2,964,161)

					(7,648,544)

	Short Position:
1,392	10 Year U.S. Treasury Notes	Dec. 2017	176,180,962	174,435,000	1,745,962

					$(5,902,582)

Cash of $5,080,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at September 30, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$929,906,774	$—
Bank Loans	—	46,732,010	—
Commercial Mortgage-Backed Securities	—	363,724,591	—
Corporate Bonds	—	9,188,013,885	—
Municipal Bond	—	5,247,026	—
Preferred Stock	3,666,960	—	—
Affiliated Mutual Funds	452,434,472	—	—
Other Financial Instruments*
Futures Contracts	(5,902,582)	—	—

Total	$450,198,850	$10,533,624,286	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price are classified as Level 3 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Prudential Short-Term Corporate Bond Fund, Inc,

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 20, 2017

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date November 20, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date November 20, 2017

*	Print the name and title of each signing officer under his or her signature.